Document and Entity Information	Dec. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2021
Document Effective Date	Jun. 21, 2021
Prospectus Date	Apr. 30, 2021
Global Sustain Portfolio | Class I
Prospectus:
Trading Symbol	MGQIX
Global Sustain Portfolio | Class A
Prospectus:
Trading Symbol	MGQAX
Global Sustain Portfolio | Class L
Prospectus:
Trading Symbol	MGQLX
Global Sustain Portfolio | Class IS
Prospectus:
Trading Symbol	MGQSX
Global Sustain Portfolio | Class C
Prospectus:
Trading Symbol	MSGQX